Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,242,154.37

Principal:
Principal Collections	$13,992,148.66
Prepayments in Full	$7,761,519.73
Liquidation Proceeds	$302,601.25
Recoveries	$85,479.29
Sub Total	$22,141,748.93
Collections	$23,383,903.30

Purchase Amounts:
Purchase Amounts Related to Principal	$347,574.91
Purchase Amounts Related to Interest	$1,648.19
Sub Total	$349,223.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,733,126.40

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	34
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$23,733,126.40
Servicing Fee	$294,217.21	$294,217.21	$0.00	$0.00	$23,438,909.19
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,438,909.19
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,438,909.19
Interest - Class A-3 Notes	$22,414.51	$22,414.51	$0.00	$0.00	$23,416,494.68
Interest - Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$23,162,588.68
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,162,588.68
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$23,076,207.51
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,076,207.51
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$23,013,397.76
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,013,397.76
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$22,932,674.76
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,932,674.76
Regular Principal Payment	$20,125,957.61	$20,125,957.61	$0.00	$0.00	$2,806,717.15
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,806,717.15
Residuel Released to Depositor	$0.00	$2,806,717.15	$0.00	$0.00	$0.00
Total		$23,733,126.40

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$20,125,957.61
Total					$20,125,957.61
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,125,957.61	$42.51	$22,414.51	$0.05	$20,148,372.12	$42.56
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$20,125,957.61	$14.50	$506,234.43	$0.36	$20,632,192.04	$14.87

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$27,446,339.80	0.0579771	$7,320,382.19	0.0154634
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$315,516,339.80	0.2273549	$295,390,382.19	0.2128525

Pool Information
Weighted Average APR	4.180%	4.197%
Weighted Average Remaining Term	30.07	29.36
Number of Receivables Outstanding	30,728	29,280
Pool Balance	$353,060,655.92	$330,533,612.91
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$315,516,339.80	$295,390,382.19
Pool Factor	0.2295094	0.2148655

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$35,143,230.72
Targeted Overcollateralization Amount	$35,143,230.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$35,143,230.72

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	34

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		125	$123,198.46
(Recoveries)		175	$85,479.29
Net Losses for Current Collection Period			$37,719.17
Cumulative Net Losses Last Collection Period			$10,921,504.99
Cumulative Net Losses for all Collection Periods			$10,959,224.16

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.13%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.44%	587	$8,053,671.57
61-90 Days Delinquent	0.32%	70	$1,041,645.49
91-120 Days Delinquent	0.08%	17	$261,114.36
Over 120 Days Delinquent	0.36%	87	$1,183,752.86
Total Delinquent Receivables	3.19%	761	$10,540,184.28

Repossession Inventory:
Repossessed in the Current Collection Period		24	$272,297.73
Total Repossessed Inventory		33	$487,777.11

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6226%
Preceding Collection Period			0.7372%
Current Collection Period			0.1324%
Three Month Average			0.4974%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4817%
Preceding Collection Period			0.4719%
Current Collection Period			0.5943%
Three Month Average			0.5159%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer